Accounts receivable and allowance for credit losses (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,729,249	¥ 25,399,545	¥ 43,587,890
Less: allowance for credit losses
Accounts receivable, net	$ 3,729,249	¥ 25,399,545	¥ 43,587,890